Significant Accounting Policies - Schedule of Third-Party Application Stores and Other Payment Channels Accounting Receivables (Detail) - Accounts Receivable [Member] - Credit Concentration Risk [Member]
	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Third-party Payment Channel A [Member]
Concentration Risk [Line Items]
Concentration risk, percentage	20.00%	26.00%
Third-party Payment Channel B [Member]
Concentration Risk [Line Items]
Concentration risk, percentage	16.00%	14.00%
Third-party Payment Channel C [Member]
Concentration Risk [Line Items]
Concentration risk, percentage		11.00%